T. ROWE PRICE Global Value Equity Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.5%
Common Stocks 0.5%
Downer EDI  196,435 581
Total Australia (Cost
$439
)
581
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group  22,050 1,074
OMV  16,223 731
Total Austria (Cost
$1,779
)
1,805
BRAZIL 1.2%
Common Stocks 0.7%
Iguatemi  170,234 787
787
Preferred Stocks 0.5%
Banco Bradesco  174,000 613
613
Total Brazil (Cost
$1,184
)
1,400
CANADA 4.2%
Common Stocks 4.2%
Canadian Pacific Kansas City (USD)  14,076 1,158
Fairfax Financial Holdings  1,778 1,418
Franco-Nevada  8,248 1,204
Wheaton Precious Metals (USD)  25,380 1,138
Total Canada (Cost
$3,981
)
4,918
CHINA 1.1%
Common Stocks 1.1%
BOE Varitronix (HKD)  411,000 628
Yangzijiang Shipbuilding Holdings (SGD)  614,100 711
Total China (Cost
$1,211
)
1,339

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 4.3%
Common Stocks 4.3%
Airbus  8,305 1,224
Sanofi  11,035 1,177
TotalEnergies  29,150 1,771
Ubisoft Entertainment (1) 23,252 782
Total France (Cost
$3,974
)
4,954
GERMANY 3.2%
Common Stocks 2.7%
Covestro (1) 10,533 566
Daimler Truck Holding  24,757 929
Fresenius  23,716 744
Puma  13,656 923
3,162
Preferred Stocks 0.5%
Dr Ing hc F Porsche  4,544 556
556
Total Germany (Cost
$2,888
)
3,718
INDIA 1.6%
Common Stocks 1.6%
ICICI Bank, ADR (USD)  37,186 913
Power Grid Corp. of India  286,844 929
Total India (Cost
$1,466
)
1,842
ITALY 0.9%
Common Stocks 0.9%
Intesa Sanpaolo  360,020 1,041
Total Italy (Cost
$939
)
1,041
JAPAN 6.3%
Common Stocks 6.3%
Aida Engineering  61,500 439
Astellas Pharma  60,100 879
Hikari Tsushin  4,600 683
Nippon Telegraph & Telephone  1,025,000 1,175

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Renesas Electronics (1) 46,100 889
SCREEN Holdings  7,400 800
SoftBank Group  18,800 956
Sumitomo Mitsui Financial Group  20,400 956
Taisei  15,800 599
Total Japan (Cost
$6,235
)
7,376
KAZAKHSTAN 0.1%
Common Stocks 0.1%
NAC Kazatomprom, GDR (USD)  4,412 119
Total Kazakhstan (Cost
$118
)
119
NETHERLANDS 3.3%
Common Stocks 3.3%
ASR Nederland  10,675 484
Heineken Holding  14,374 1,178
ING Groep  82,874 1,210
Koninklijke Philips (1) 45,691 949
Total Netherlands (Cost
$3,253
)
3,821
NORWAY 0.7%
Common Stocks 0.7%
Grieg Seafood  68,020 490
Seadrill (USD) (1) 6,300 308
Total Norway (Cost
$781
)
798
SOUTH KOREA 1.7%
Common Stocks 1.7%
Lotte Chemical  4,768 564
Samsung Electronics  26,321 1,441
Total South Korea (Cost
$1,958
)
2,005
SWITZERLAND 1.3%
Common Stocks 1.3%
Zurich Insurance Group  3,020 1,460
Total Switzerland (Cost
$1,230
)
1,460

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.4%
Common Stocks 5.4%
Anglo American  26,477 814
AstraZeneca  15,409 2,214
Compass Group  41,202 1,072
Taylor Wimpey  340,597 500
Unilever  32,246 1,733
Total United Kingdom (Cost
$5,401
)
6,333
UNITED STATES 61.1%
Common Stocks 61.1%
AbbVie  7,868 1,177
Alphabet, Class C (1) 13,240 1,762
American International Group  20,945 1,263
Apollo Global Management  11,725 958
Avantor (1) 47,798 983
Baxter International  24,520 1,109
Becton Dickinson & Company  7,727 2,153
Best Buy  6,919 575
Broadcom  2,310 2,076
CF Industries Holdings  11,487 943
Charles River Laboratories International (1) 3,984 835
Charles Schwab  14,300 945
Chevron  10,975 1,796
Chubb  8,461 1,729
Corebridge Financial  36,511 683
Crown Holdings  9,603 891
Elevance Health  3,972 1,873
Exxon Mobil  21,730 2,330
Fiserv (1) 8,240 1,040
FleetCor Technologies (1) 3,737 930
FMC  7,947 765
General Electric  12,401 1,417
Hartford Financial Services Group  13,803 992
Huntington Bancshares  60,890 745
Johnson & Johnson  12,389 2,076
JPMorgan Chase  10,186 1,609
Keurig Dr Pepper  47,538 1,617
L3Harris Technologies  6,770 1,283
Lam Research  1,345 966
Marvell Technology  16,020 1,043
Meta Platforms, Class A (1) 4,170 1,329

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Micron Technology  17,674 1,262
Microsoft  6,021 2,023
MKS Instruments  6,570 717
Morgan Stanley  12,942 1,185
News, Class A  34,900 692
NextEra Energy  21,726 1,592
Norfolk Southern  5,400 1,261
PG&E (1) 90,115 1,587
QUALCOMM  8,804 1,164
RenaissanceRe Holdings  4,745 886
Select Medical Holdings  22,510 676
Southern  30,362 2,196
Southwestern Energy (1) 111,130 720
Spirit AeroSystems Holdings, Class A  23,142 736
SS&C Technologies Holdings  15,143 882
Stanley Black & Decker  11,643 1,156
T-Mobile U.S. (1) 12,086 1,665
TechnipFMC (1)(2) 51,909 952
Thermo Fisher Scientific  2,923 1,604
U.S. Bancorp  21,900 869
UnitedHealth Group  4,159 2,106
Walmart  12,657 2,023
Wells Fargo  33,756 1,558
Western Digital (1) 20,930 891
Westrock  24,800 826
Total United States (Cost
$61,332
)
71,122
VIETNAM 1.7%
Common Stocks 1.7%
FPT  216,200 825
Hoa Phat Group (1) 446,500 532
Military Commercial Joint Stock Bank  724,040 612
Total Vietnam (Cost
$1,691
)
1,969
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 393,367 393
Total Short-Term Investments (Cost $393) 393

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 767,510 768
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 768
Total Securities Lending Collateral (Cost $768) 768
Total Investments in Securities 101.1%
(Cost $101,021) $ 117,762
Other Assets Less Liabilities (1.1)% (1,308)
Net Assets 100.0% $ 116,454
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/3/23 CNH 3,714 USD 525 $ (5)
Goldman Sachs 8/3/23 CNH 3,790 USD 533 (3)
JPMorgan Chase 8/3/23 USD 1,091 CNH 7,504 41
Net unrealized gain (loss) on open forward
currency exchange contracts $ 33

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 89++
Totals $ —# $ — $ 89+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 5,161  ¤  ¤ $ 1,161
Total $ 1,161^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $89 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,161.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Value Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 74,639 $ 40,793 $ — $ 115,432
Preferred Stocks — 1,169 — 1,169
Short-Term Investments 393 — — 393
Securities Lending Collateral 768 — — 768
Total Securities 75,800 41,962 — 117,762
Forward Currency Exchange
Contracts — 41 — 41
Total $ 75,800 $ 42,003 $ — $ 117,803
Liabilities
Forward Currency Exchange
Contracts $ — $ 8 $ — $ 8

T. ROWE PRICE Global Value Equity Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1231-054Q3 07/23